CAPITAL STOCK - Disclosure of detailed information about range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share	Dec. 31, 2020 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	7,849,000	7,108,500	6,382,400
Number of share options exercisable in share-based payment arrangement	7,829,000
Granted July 10, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,264,000
Number of share options exercisable in share-based payment arrangement	1,264,000
Exercise price of outstanding share options | $ / shares	$ 1.3
Expiry Date	July 10, 2023
Granted November 28, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	10,000
Number of share options exercisable in share-based payment arrangement	10,000
Exercise price of outstanding share options | $ / shares	$ 1.57
Expiry Date	November 28, 2023
Granted December 14, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	20,000
Number of share options exercisable in share-based payment arrangement	20,000
Exercise price of outstanding share options | $ / shares	$ 1.42
Expiry Date	December 14, 2023
Granted June 6, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,335,000
Number of share options exercisable in share-based payment arrangement	1,335,000
Exercise price of outstanding share options | $ / shares	$ 1.7
Expiry Date	June 6, 2024
Granted November 18, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	30,000
Number of share options exercisable in share-based payment arrangement	30,000
Exercise price of outstanding share options | $ / shares	$ 1.8
Expiry Date	November 18, 2024
Granted January 21, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	60,000
Number of share options exercisable in share-based payment arrangement	60,000
Exercise price of outstanding share options | $ / shares	$ 2.22
Expiry Date	January 21, 2025
Granted April 22, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	20,000
Number of share options exercisable in share-based payment arrangement	20,000
Exercise price of outstanding share options | $ / shares	$ 2.5
Expiry Date	April 22, 2025
Granted June 10, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,406,500
Number of share options exercisable in share-based payment arrangement	1,406,500
Exercise price of outstanding share options | $ / shares	$ 2.62
Expiry Date	June 10, 2025
Granted October 5, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	24,000
Number of share options exercisable in share-based payment arrangement	24,000
Exercise price of outstanding share options | $ / shares	$ 3.5
Expiry Date	October 5, 2025
Granted May 6, 2021 [Member}
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,206,500
Number of share options exercisable in share-based payment arrangement	1,206,500
Exercise price of outstanding share options | $ / shares	$ 4.11
Expiry Date	May 6, 2026
Granted May 12, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	15,000
Number of share options exercisable in share-based payment arrangement	15,000
Exercise price of outstanding share options | $ / shares	$ 4.28
Expiry Date	May 12, 2026
Granted June 21, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	20,000
Number of share options exercisable in share-based payment arrangement	20,000
Exercise price of outstanding share options | $ / shares	$ 3.67
Expiry Date	June 21, 2026
Granted August 19, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	500,000
Number of share options exercisable in share-based payment arrangement	500,000
Exercise price of outstanding share options | $ / shares	$ 3.66
Expiry Date	August 19, 2026
Granted September 8, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	10,000
Number of share options exercisable in share-based payment arrangement	10,000
Exercise price of outstanding share options | $ / shares	$ 3.51
Expiry Date	September 8, 2026
Granted April 29, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,817,000
Number of share options exercisable in share-based payment arrangement	1,797,000
Exercise price of outstanding share options | $ / shares	$ 2.56
Expiry Date	April 29, 2027
Granted July 5, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	100,000
Number of share options exercisable in share-based payment arrangement	100,000
Exercise price of outstanding share options | $ / shares	$ 2.45
Expiry Date	July 5, 2027
Granted July 20, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	11,000
Number of share options exercisable in share-based payment arrangement	11,000
Exercise price of outstanding share options | $ / shares	$ 2.45
Expiry Date	July 20, 2027